Organization, Development Stage and Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 39,561	$ 6,678	$ 109,385	$ 19,223
Working capital deficit	418,786		418,786		$ 309,401
Accumulated deficit	$ 6,154,614		$ 6,154,614		$ 6,045,229